UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)

Common Stocks 78.6%
Bahrain 0.1%
Gulf Finance House EC (GDR) 144A (Cost $383,824)	16,871	99,201
Bermuda 0.2%
GP Investments Ltd. "A" (BDR)* (a) (Cost $1,076,857)	124,032	342,157
Brazil 11.4%
All America Latina Logistica SA (Unit)	221,824	841,401
Banco do Brasil SA	156,661	958,873
Companhia Vale do Rio Doce "A" (ADR) (Preferred) (b)	274,320	3,330,245
EDP - Energias do Brasil SA	105,162	1,006,292
GVT Holding SA*	102,804	1,100,269

Lojas Renner SA	177,302	1,081,389
Lupatech SA*	71,911	765,604
Petroleo Brasileiro SA (ADR)	249,770	6,543,974
Redecard SA	131,400	1,486,746
SLC Agricola SA	84,200	453,664
Unibanco - Uniao de Bancos Brasileiros SA (GDR) (b)	26,339	1,482,359
Vivo Participacoes SA (ADR) (b)	52,777	748,378

(Cost $30,413,375)		19,799,194
Chile 1.2%
Empresa Nacional de Electricidad SA (ADR)	23,894	893,158
Empresa Nacional de Telecomunicaciones SA	101,760	1,121,669

(Cost $2,030,105)		2,014,827
China 7.6%
China Life Insurance Co., Ltd. "H" (ADR) (b)	79,018	3,127,533
China Petroleum & Chemical Corp. "H"	3,888,054	2,103,151
Hidili Industry International Development Ltd.	2,014,780	657,012
Huaneng Power International, Inc. "H"	2,942,563	2,105,951
Industrial & Commercial Bank of China Ltd. "H"	5,190,486	2,207,124
Ping An Insurance (Group) Co. of China Ltd. "H"	350,802	1,530,651
SINA Corp.* (b)	68,798	1,407,607

(Cost $22,507,580)		13,139,029
Czech Republic 0.6%
Zentiva NV (b) (Cost $1,261,568)	20,000	1,025,763
Egypt 0.4%
Telecom Egypt (Cost $811,004)	276,345	713,711
Hong Kong 8.8%
China Mobile Ltd. (ADR) (b)	138,284	6,218,632
China Resources Land Ltd. (c)	557,949	643,562
China Yurun Food Group Ltd. (c)	2,379,411	2,778,083
CNOOC Ltd.	2,939,026	2,531,120
CNOOC Ltd. (ADR)	5,799	498,946
Dalian Port (PDA) Co., Ltd. "H" (c)	4,422,709	1,155,184
Huabao International Holdings Ltd.	2,323,654	1,487,276

(Cost $18,723,355)		15,312,803
India 2.4%
Bharti Airtel Ltd.*	225,191	2,879,928
Reliance Industries Ltd.	48,159	1,293,897

(Cost $4,378,765)		4,173,825
Indonesia 2.6%
PT Bank Mandiri	8,810,319	1,385,016
PT Perusahaan Gas Negara	16,555,700	3,107,777

(Cost $5,610,280)		4,492,793
Israel 3.6%
Elbit Systems Ltd.	48,060	2,120,634
Teva Pharmaceutical Industries Ltd. (ADR) (b)	98,971	4,102,348

(Cost $5,285,728)		6,222,982
Kazakhstan 0.7%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,492,757)	90,420	1,148,334

Korea 6.8%
Hite Brewery Co., Ltd.*	10,921	1,179,160
KT&G Corp.*	31,883	1,905,173
LG Dacom Corp.*	100,100	1,325,504
POSCO (ADR) (b)	22,558	1,432,884
Samsung Electronics Co., Ltd.	13,848	4,816,199
Samsung Fire & Marine Insurance Co., Ltd.	9,504	1,124,599

(Cost $18,605,203)		11,783,519
Lebanon 2.5%
Banque Audi sal - Audi Saradar Group "B" (GDR) REG S	13,142	607,818
Solidere "A" (GDR) REG S	243,893	3,658,395

(Cost $5,975,263)		4,266,213
Luxembourg 1.4%
Tenaris SA (ADR) (Cost $4,940,962)	121,968	2,413,747
Mexico 6.5%
America Movil SAB de CV "L" (ADR)	87,253	2,487,583
Desarrolladora Homex SA de CV (ADR)* (b)	50,910	970,854
Fomento Economico Mexicano SAB de CV (ADR) (Unit)	112,258	3,160,063
Genomma Lab Internacional SA "B"*	1,095,355	655,659
Grupo Televisa SA (ADR)	166,883	2,334,693
Mexichem SAB de CV	1,070,629	782,444
Wal-Mart de Mexico SAB de CV "V"	409,738	855,278

(Cost $19,914,270)		11,246,574
Morocco 1.8%
ONA (Omnium Nord Africain) SA (Cost $5,789,502)	22,900	3,108,807
Netherlands 0.0%
Vimetco NV (GDR) 144A* (Cost $2,112,448)	227,700	42,124
Peru 1.9%
Compania de Minas Buenaventura SA (ADR)	151,158	2,847,817
Credicorp Ltd.	12,341	509,683

(Cost $4,312,103)		3,357,500
Philippines 0.4%
Philippine Long Distance Telephone Co. (ADR) (Cost $751,522)	15,627	691,495
Poland 0.4%
Telekomunikacja Polska SA (Cost $976,907)	121,083	683,603
Qatar 0.7%
Industries Qatar	35,160	709,572
Qatar National Bank	19,400	594,464

(Cost $3,121,155)		1,304,036
Russia 3.4%
Far Eastern Shipping Co.*	5,847,442	1,198,725
Gazprom (ADR)	276,846	3,593,856
LUKOIL (ADR)	36,200	1,187,260

(Cost $19,883,578)		5,979,841
South Africa 4.9%
ABSA Group Ltd.	145,200	1,312,215
AngloGold Ashanti Ltd.	26,303	746,556
Harmony Gold Mining Co., Ltd.*	66,000	779,634

Massmart Holdings Ltd.	139,112	1,098,470
MTN Group Ltd.	186,049	1,767,461
Murray & Roberts Holdings Ltd.	312,959	1,310,013
Raubex Group Ltd.	478,767	795,373
Tiger Brands Ltd.	52,064	717,073

(Cost $10,598,504)		8,526,795
Taiwan 5.7%
Cathay Financial Holding Co., Ltd.	47,995	47,231
Chunghwa Telecom Co., Ltd. (ADR)	174,666	2,626,977
Delta Electronics, Inc.	1,001,413	1,582,981
Hon Hai Precision Industry Co., Ltd.	1,061,996	1,840,611
Hung Poo Real Estate Development Corp.	1,138,561	671,589
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	408,530	3,080,316

(Cost $18,693,540)		9,849,705
Turkey 1.5%
Turkcell Iletisim Hizmetleri AS (ADR) (b)	125,703	1,655,508
Turkiye Garanti Bankasi AS (Unit)*	651,021	877,150

(Cost $4,633,531)		2,532,658
United Kingdom 0.6%
Lonrho PLC* (b)	9,210,477	759,785
LonZim PLC*	779,776	287,774

(Cost $5,504,754)		1,047,559
Zambia 0.5%
Zambeef Products PLC (Cost $2,292,496)	1,215,689	828,558

Total Common Stocks (Cost $222,080,936)		136,147,353
Participatory Notes 0.4%
Lebanon 0.4%
Banque Audi sal - Audi Saradar Group (issuer Merill Lynch International & Co.), Expiration Date 9/27/2010 (Cost $1,085,802)	15,520	770,575
Russia 0.0%
Far Eastern Shipping Co. (issuer Merrill Lynch International & Co.), Expiration Date 11/12/2010* (Cost $33,680)	84,200	16,756

Total Participatory Notes (Cost $1,119,482)		787,331
Preferred Stocks 1.3%
Brazil
Net Servicos de Comunicacao SA*	227,307	1,441,244
Usinas Siderurgicas de Minas Gerais SA "A"	61,721	767,788

Total Preferred Stocks (Cost $3,222,982)		2,209,032
Exchange Traded Funds 1.9%
China 1.1%
iShare Asia Trust - iShares FTSE/Xinuha A50 China Tracker (Cost $2,166,964)	1,530,156	1,826,024
United States 0.8%
iShares MSCI Emerging Markets Index Fund (Cost $2,051,270)	61,497	1,391,677

Total Exchange Traded Funds (Cost $4,218,234)		3,217,701

Securities Lending Collateral 12.5%
Daily Assets Fund Institutional, 1.25% (d) (e) (Cost $21,652,408)	21,652,408	21,652,408
Cash Equivalents 16.2%
Cash Management QP Trust, 1.12% (d) (Cost $28,127,526)	28,127,526	28,127,526

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $280,421,568) †	110.9	192,141,351
Other Assets and Liabilities, Net	(10.9)	(18,892,277)

Net Assets	100.0	173,249,074

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $281,469,102. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $89,327,751. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,639,014 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $90,966,765.

(a)		Security is listed in country of domicile. Significant business activities of company are in Brazil.
(b)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2009 amounted to $20,886,494 which is 12.1% of net assets.
(c)		Security is listed in country of domicile. Significant business activities of company are in China.
(d)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
BDR: Brazilian Depositary Receipt
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2009, the DWS Emerging Market Equity Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common, Preferred Stocks and Participatory Notes
Telecommunication Services	24,020,718	17.3%
Financials	22,237,969	16.0%
Energy	21,314,285	15.3%
Information Technology	14,214,460	10.2%
Industrials	13,564,298	9.8%
Consumer Staples	12,975,522	9.3%

Materials	12,091,336	8.7%
Utilities	7,113,178	5.1%
Consumer Discretionary	5,828,180	4.1%
Health Care	5,783,770	4.2%
Total	139,143,716	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 94,902,347
Level 2	97,239,004
Level 3	-
Total	$ 192,141,351

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009